Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | C000170095
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	3.73%		3.61%
Without Sales Load [Member] | C000170094
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%	3.52%	3.52%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	1.25%		1.35%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	1.25%	1.50%